Operating Leases	6 Months Ended
Jun. 30, 2021
Leases [Abstract]
Operating Leases, lessee

8.	OPERATING LEASES

Rental income

The components of operating lease income were as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Operating lease income (1)	91,603	103,246
Variable lease income (1)(2)	13,096	2,326
Total operating lease income	104,699	105,572
(1) Total operating lease income is included in the income statement line-item “Time and voyage charter revenues”. During the six months ended June 30, 2021, we chartered in an external vessel and recognized $0.9 million and $2.6 million of operating lease income and variable lease income, respectively.
(2) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Rental expense

During the six months ended June 30, 2021, we sub-chartered out an external vessel and recognized $3.0 million of operating lease cost in the income statement line-item “Voyage, charterhire and commission expenses”.

Operating Leases, lessor

8.	OPERATING LEASES

Rental income

The components of operating lease income were as follows:

(in thousands of $)	Six months ended June 30,
	2021	2020
Operating lease income (1)	91,603	103,246
Variable lease income (1)(2)	13,096	2,326
Total operating lease income	104,699	105,572
(1) Total operating lease income is included in the income statement line-item “Time and voyage charter revenues”. During the six months ended June 30, 2021, we chartered in an external vessel and recognized $0.9 million and $2.6 million of operating lease income and variable lease income, respectively.
(2) "Variable lease income" is excluded from lease payments that comprise the minimum contractual future revenues from non-cancellable operating leases.

Rental expense

During the six months ended June 30, 2021, we sub-chartered out an external vessel and recognized $3.0 million of operating lease cost in the income statement line-item “Voyage, charterhire and commission expenses”.